EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount of options
Options outstanding at beginning of year	321,016	168,500	189,125
Granted		256,984	3,000
Exercised	(1,500)	(88,468)	(18,250)
Forfeited	(47,532)	(16,000)	(5,375)
Options outstanding at end of year	271,984	321,016	168,500
Options exercisable at end of year	158,824	56,532	131,125
Vested and expected to vest	271,984
Weighted-average exercise price
Options outstanding at beginning of year	$ 6.28	$ 3.49	$ 3.45
Granted	$ 0.0	$ 6.91	$ 7.0
Exercised	$ 3.14	$ 3.14	$ 3.14
Forfeited	$ 3.48	$ 4.46	$ 5.3
Options outstanding at end of year	$ 6.81	$ 6.28	$ 3.49
Options exercisable at end of year	$ 6.81	$ 3.68	$ 3.45
Vested and expected to vest	$ 6.81
Weighted-average remaining contractual term
Options outstanding at end of year	3 years 4 days
Options exercisable at end of year	2 years 11 months 9 days
Vested and expected to vest	3 years 4 days
Aggregate intrinsic value
Options outstanding at end of year
Options exercisable at end of year
Vested and expected to vest